REVENUE (Tables)	3 Months Ended
Mar. 31, 2025
Revenue from Contract with Customer [Abstract]
Schedule of timing of revenue recognition

	Three Months Ended March 31,
	2025	2024
Services and products transferred at a point in time	$141,018	$4,232
Services and products transferred over time	–	6,619
Total revenue	$141,018	$10,850

Schedule of revenue by source

	Three Months Ended March 31,
	2025	2024
Products	$–	$–
Services	141,018	10,850
Total revenue	$141,018	$10,850

Schedule of revenue by geographic destination

	Three Months Ended March 31,
	2025	2024
North America	$14,200	$10,850
United Kingdom	–	–
Rest of world	126,818	–
Total revenue	$141,018	$10,850